Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information
Entity Registrant Name	SHL TELEMEDICINE LTD
Document Type	20-F
Document Period End Date	Dec. 31, 2024
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41641
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	90 Yigal Alon Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	67891
Entity Address, Country	IL
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	16,392,754
Entity Central Index Key	0001166834
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	EY Global
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
Document Financial Statement Error Correction [Flag]	false
ADS
Document Information
Title of 12(b) Security	American Depositary Shares, each representing one
Trading Symbol	SHLT
Ordinary shares
Document Information
Title of 12(b) Security	Ordinary shares, nominal value NIS 0.01 per share
Business Contact Person
Document Information
Contact Personnel Name	David Arnon
Entity Address, Address Line One	90 Yigal Alon Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	67891
Country Region	972
City Area Code	3
Local Phone Number	561‑2212
Entity Address, Country	IL